INVENTORY (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Finished products	$ 226,228	$ 233,092
Raw materials and work in progress	78,039	70,035
Crop growing costs	19,721	29,016
Agricultural and other operating supplies	44,321	46,449
Inventories, net of allowances	$ 368,309	$ 378,592